FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Higher/lower in risk assumption (as a percent)	5.00%
Profit for the year would have been lower/higher by higher/lower in risk assumption	¥ 21	¥ 269
Interest rate risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Higher/lower in risk assumption (as a percent)	1.00%	1.00%
Profit for the year would have been lower/higher by higher/lower in risk assumption	¥ 535	¥ 480